Segment information - Reconciliations of depreciation and amortization (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Depreciation and amortization:
Depreciation and amortization	$ 598	$ 570	$ 554	$ 540	$ 555	$ 543	$ 531	$ 524	$ 2,262	$ 2,153
Operating Segments
Reconciliation of Depreciation and amortization:
Depreciation and amortization	503	477	464	454	458	449	440	434	1,898	1,781
Operating Segments | Construction Industries
Reconciliation of Depreciation and amortization:
Depreciation and amortization	70	67	66	63	60	60	57	56	266	233
Operating Segments | Resource Industries
Reconciliation of Depreciation and amortization:
Depreciation and amortization	99	100	99	97	99	95	94	93	395	381
Operating Segments | Power & Energy
Reconciliation of Depreciation and amortization:
Depreciation and amortization	149	132	121	116	113	110	104	100	518	427
Operating Segments | Financial Products Segment
Reconciliation of Depreciation and amortization:
Depreciation and amortization	185	178	178	178	186	184	185	185	719	740
Operating Segments | All Other Segment
Reconciliation of Depreciation and amortization:
Depreciation and amortization	70	68	66	63	76	71	70	67	267	284
Corporate Items and Eliminations
Items not included in segment depreciation and amortization:
Cost centers	28	26	25	24	23	25	24	23	103	95
Other	$ (3)	$ (1)	$ (1)	$ (1)	$ (2)	$ (2)	$ (3)	$ 0	$ (6)	$ (7)